Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Effects Of Foreign Currency Movements [Line Items]
Advertising expense	$ 925	$ 864	$ 1,100
Foreign exchange gains (losses)	$ 87	$ (40)	$ (5)